Dividends paid and proposed (Tables)	12 Months Ended
Dec. 31, 2018
Dividends paid and proposed
Summary of dividends paid and proposed

	2016	2017	2018
Proposed, declared and approved during the year:
2018: nil			—
(2017: Final dividend for 2016: U.S.$ 11,520,798, Interim dividend for 2017: U.S.$ 26,113,788		2,207
2016: Final dividend for 2015: U.S.$ 30,210,153, Interim dividend for 2016: U.S.$ 39,943,003)	4,843
Paid during the period*:
2018: nil			—
(2017: Final dividend for 2016: U.S.$ 11,520,798, Interim dividend for 2017: U.S.$ 26,113,788		2,148
2016: Final dividend for 2015: U.S.$ 30,210,153, Interim dividend for 2016: U.S.$ 39,943,003)	4,628
Proposed for approval (not recognized as a liability as of December 31):
2018: nil			—
2017: nil		—
2016: Final dividend for 2016: U.S.$ 11,513,436	679
Dividends payable as of December 31	—	—	—

*The difference between paid and declared dividends represents foreign exchange movement